Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income	$ 8,593,429	$ 11,313,124	$ 37,982,720
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	26,935,303	20,847,084	17,853,799
Amortization of deferred financing costs	3,544,515	2,664,934	1,008,059
Accretion of debt premium	(414,488)	(197,873)
Change in fair value of derivatives	0	0	(2,931,309)
Straight-line rental (income) loss, net	(7,656,484)	466,595	(3,056,430)
Rental income from intangible amortization, net	(1,486,167)	(1,365,836)	(3,681,109)
Non-cash stock (unit)-based compensation	1,689,481	1,971,905	1,631,998
Gain on sale of assets, net	(4,425,246)	(1,170,991)	(511,552)
Non-cash loss on extinguishment of debt	41,507	3,806,513	1,437,233
Loss on impairment of assets	11,116,862	6,091,721	96,000
Reserve for uncollectible loan receivables	6,531,506	1,426,149	750,000
Accretion of earn-out provision for previously acquired real estate investments	400,353	266,902
Changes in assets and liabilities:
Due from related parties			15,816
Tenant receivables	(771,454)	(6,103,511)	(317,123)
Other assets	(5,873,305)	2,596,091	177,666
Accounts payable and accrued expenses	5,020,583	6,146,173	3,357,961
Tenant security deposits and other liabilities	1,229,745	3,329,333	866,527
Net cash provided by operating activities	44,476,140	52,088,313	54,680,256
Investing activities
Purchase of real estate investments	(172,865,598)	(181,214,201)	(54,884,043)
Proceeds from sales of real estate investments	31,932,981	1,510,000	4,085,825
Payment of earn-out provision for previously acquired real estate investments			(9,600,731)
Capital improvements	(13,557,595)	(9,363,787)	(5,650,797)
Development projects	(27,975,621)	(21,406,147)	(2,232,333)
Secured loan receivables received from others	14,632,195	14,337,711	9,286,270
Secured loan receivables funded to others	(16,856,546)	(10,919,787)	(16,120,838)
Net cash used in investing activities	(184,690,184)	(207,056,211)	(75,116,647)
Financing activities
Borrowings of debt	267,761,094	404,928,032	442,789,570
Repayment of debt	(174,126,563)	(244,832,497)	(482,522,690)
Payment of financing costs	(5,143,395)	(9,607,704)	(10,567,931)
Payment for swap termination			(3,380,160)
Capital contributions	109,000,000	40,419,757	235,342,892
Deferred contribution	(35,000,000)	35,000,000
Cost of raising capital			(11,475,771)
Cash distributions to partners	(16,484,404)	(19,484,658)	(36,658,452)
Cash dividends to stockholders	(28,778,392)	(23,622,483)
Net cash provided by financing activities	117,228,340	182,800,447	17,923,358
Net (decrease) increase in cash and cash equivalents	(22,985,704)	27,832,549	(2,513,033)
Cash and cash equivalents:
Beginning of year	40,862,023	13,029,474	15,542,507
End of year	17,876,319	40,862,023	13,029,474
Supplemental cash flow information
Cash paid for interest	46,710,692	29,025,490	20,983,000
Supplemental disclosure of noncash activity
Accrued dividends payable to stockholders	9,887,855	8,383,836	6,092,935
Accrued distributions payable to partners	3,799,439	4,646,091	5,246,840
Write-off of straight-line rent receivable, net	1,552,481	7,093,438	3,367,164
Write-off of in-place lease intangibles, net	19,446	35,536	1,392,034
Write-off of deferred financing costs, net	41,507	3,806,513	1,235,969
Write-off of debt discount			202,307
Assumed debt	11,459,794
Class E Preferred Units
Financing activities
Payment for redemption of preferred units			(92,001,451)
Class F Preferred Units
Financing activities
Payment for redemption of preferred units			(23,602,649)
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Operating activities
Net income	8,593,429	11,313,124	37,982,720
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	26,935,303	20,847,084	17,853,799
Amortization of deferred financing costs	3,544,515	2,664,934	1,008,059
Accretion of debt premium	(414,488)	(197,873)
Change in fair value of derivatives	0	0	(2,931,309)
Straight-line rental (income) loss, net	(7,656,484)	466,595	(3,056,430)
Rental income from intangible amortization, net	(1,486,167)	(1,365,836)	(3,681,109)
Non-cash stock (unit)-based compensation	1,689,481	1,971,905	1,631,998
Gain on sale of assets, net	(4,425,246)	(1,170,991)	(511,552)
Non-cash loss on extinguishment of debt	41,507	3,806,513	1,437,233
Loss on impairment of assets	11,116,862	6,091,721	96,000
Reserve for uncollectible loan receivables	6,531,506	1,426,149	750,000
Accretion of earn-out provision for previously acquired real estate investments	400,353	266,902
Changes in assets and liabilities:
Due from related parties			15,816
Tenant receivables	(771,454)	(6,103,511)	(317,123)
Other assets	(5,873,305)	2,596,091	177,666
Accounts payable and accrued expenses	5,020,583	6,146,173	3,357,961
Tenant security deposits and other liabilities	546,095	1,672,037	866,527
Net cash provided by operating activities	43,792,490	50,431,017	54,680,256
Investing activities
Purchase of real estate investments	(172,865,598)	(181,214,201)	(54,884,043)
Proceeds from sales of real estate investments	31,932,981	1,510,000	4,085,825
Payment of earn-out provision for previously acquired real estate investments			(9,600,731)
Capital improvements	(13,557,595)	(9,363,787)	(5,650,797)
Development projects	(27,975,621)	(21,406,147)	(2,232,333)
Secured loan receivables received from others	14,632,195	14,337,711	9,286,270
Secured loan receivables funded to others	(16,856,546)	(10,919,787)	(16,120,838)
Net cash used in investing activities	(184,690,184)	(207,056,211)	(75,116,647)
Financing activities
Borrowings of debt	267,761,094	404,928,032	442,789,570
Repayment of debt	(174,126,563)	(244,832,497)	(482,522,690)
Payment of financing costs	(5,143,395)	(9,607,704)	(10,567,931)
Payment for swap termination			(3,380,160)
Capital contributions	109,000,000	40,419,757	223,866,121
Deferred contribution	(35,000,000)	35,000,000
Cash distributions to partners	(45,262,796)	(43,107,141)	(36,658,452)
Net cash provided by financing activities	117,228,340	182,800,447	17,922,358
Net (decrease) increase in cash and cash equivalents	(23,669,354)	26,175,253	(2,514,033)
Cash and cash equivalents:
Beginning of year	39,203,727	13,028,474	15,542,507
End of year	15,534,373	39,203,727	13,028,474
Supplemental cash flow information
Cash paid for interest	46,710,692	29,025,490	20,983,000
Supplemental disclosure of noncash activity
Accrued distributions payable to partners	13,687,294	13,029,927	11,339,775
Write-off of straight-line rent receivable, net	1,552,481	7,093,438	3,367,164
Write-off of in-place lease intangibles, net	19,446	35,536	1,392,034
Write-off of deferred financing costs, net	41,507	3,806,513	1,235,969
Write-off of debt discount			202,307
Assumed debt	11,459,794
Aviv Healthcare Properties Limited Partnership and Subsidiaries | Class E Preferred Units
Financing activities
Payment for redemption of preferred units			(92,001,451)
Aviv Healthcare Properties Limited Partnership and Subsidiaries | Class F Preferred Units
Financing activities
Payment for redemption of preferred units			$ (23,602,649)